Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	¥ 63,075	¥ 72,986
Derivative liabilities, Fair value	85,690	95,686
Interest rate swap agreements | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	725,184	518,990
Interest rate swap agreements | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	14,055	18,889
Interest rate swap agreements | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	3,493	3,722
Interest rate swap agreements | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	1,654	1,930
Interest rate swap agreements | Derivatives not designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	129	106
Interest rate swap agreements | Derivatives not designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	3	6
Options held/written and other | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	65,230	44,774
Options held/written and other | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	288	40
Options held/written and other | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	3,309	1,039
Options held/written and other | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	597,370	468,422
Options held/written and other | Derivatives not designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	13,313	15,309
Options held/written and other | Derivatives not designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	11,042	13,355
Futures, foreign exchange contracts | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	786,650	958,260
Futures, foreign exchange contracts | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	23,145	2,841
Futures, foreign exchange contracts | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	20,611	63,703
Futures, foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	1,554,510	646,085
Futures, foreign exchange contracts | Derivatives not designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	9,935	35,331
Futures, foreign exchange contracts | Derivatives not designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	45,821	7,294
Foreign currency swap agreements | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	113,278	113,962
Foreign currency swap agreements | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	2,210	470
Foreign currency swap agreements | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	1,407	6,563
Foreign currency long-term debt | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	141,762	849,630
Foreign currency long-term debt | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0	0
Foreign currency long-term debt | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	0	0
Credit derivatives held/written | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	1,000	1,000
Credit derivatives held/written | Derivatives not designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0	0
Credit derivatives held/written | Derivatives not designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	¥ 4	¥ 4